Quarterly Holdings Report
for
Fidelity® Series International Index Fund
January 31, 2022
IIF-NPRT1-0422
1.9891251.103
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 6.6%
Ampol Ltd.	3,988	84,478
APA Group unit	19,898	134,945
Aristocrat Leisure Ltd.	10,151	294,255
ASX Ltd.	3,262	193,465
Aurizon Holdings Ltd.	30,807	77,075
AusNet Services	32,056	58,986
Australia & New Zealand Banking Group Ltd.	47,923	905,690
BHP Group Ltd.	49,655	1,592,464
BHP Group Ltd.	35,545	1,129,825
BlueScope Steel Ltd.	8,476	111,094
Brambles Ltd.	24,297	166,922
Cochlear Ltd.	1,108	151,943
Coles Group Ltd.	22,476	258,220
Commonwealth Bank of Australia	29,859	1,991,290
Computershare Ltd.	9,153	126,875
Crown Ltd. (a)	6,230	53,678
CSL Ltd.	8,049	1,491,019
Dexus unit	18,140	132,058
Dominos Pizza Enterprises Ltd.	1,015	74,870
Endeavour Group Ltd.	22,500	100,499
Evolution Mining Ltd.	30,658	77,026
Fortescue Metals Group Ltd.	28,505	400,270
Goodman Group unit	28,000	462,328
IDP Education Ltd.	3,495	73,054
Insurance Australia Group Ltd.	41,538	125,294
Lendlease Group unit	11,530	81,593
Macquarie Group Ltd.	5,897	770,806
Magellan Financial Group Ltd.	2,309	30,723
Medibank Private Ltd.	46,246	101,338
Mirvac Group unit	66,469	123,178
National Australia Bank Ltd.	55,429	1,069,528
Newcrest Mining Ltd.	13,765	213,514
Northern Star Resources Ltd.	18,633	111,051
Orica Ltd.	6,823	67,599
Origin Energy Ltd.	29,681	118,769
Qantas Airways Ltd. (a)	15,442	52,852
QBE Insurance Group Ltd.	24,845	197,260
Ramsay Health Care Ltd.	3,086	137,685
REA Group Ltd.	885	91,683
Reece Ltd.	4,864	75,092
Rio Tinto Ltd.	6,249	496,831
Santos Ltd.	54,223	276,198
Scentre Group unit	87,517	181,698
SEEK Ltd.	5,654	117,169
Sonic Healthcare Ltd.	7,653	206,098
South32 Ltd.	78,718	216,577
Stockland Corp. Ltd. unit	40,145	115,715
Suncorp Group Ltd.	21,623	169,825
Sydney Airport unit (a)	22,285	136,966
Tabcorp Holdings Ltd.	37,437	131,538
Telstra Corp. Ltd.	70,169	195,064
The GPT Group unit	32,195	114,088
Transurban Group unit	51,360	453,726
Treasury Wine Estates Ltd.	12,099	90,939
Vicinity Centres unit	64,793	75,115
Washington H. Soul Pattinson & Co. Ltd.	3,623	70,337
Wesfarmers Ltd.	19,087	712,184
Westpac Banking Corp.	61,749	890,602
WiseTech Global Ltd.	2,446	79,665
Woodside Petroleum Ltd.	16,234	290,085
Woolworths Group Ltd.	21,345	520,700
TOTAL AUSTRALIA		19,051,414
Austria - 0.2%
Erste Group Bank AG	5,790	270,628
OMV AG	2,484	152,032
Raiffeisen International Bank-Holding AG	2,480	69,706
Verbund AG	1,147	121,479
Voestalpine AG	1,940	64,496
TOTAL AUSTRIA		678,341
Bailiwick of Jersey - 0.8%
Experian PLC	15,518	648,154
Ferguson PLC	3,742	588,581
Glencore Xstrata PLC	168,043	875,440
WPP PLC	20,072	314,739
TOTAL BAILIWICK OF JERSEY		2,426,914
Belgium - 0.8%
Ageas	2,896	139,398
Anheuser-Busch InBev SA NV	12,825	808,502
Colruyt NV	913	37,086
Elia System Operator SA/NV	518	69,901
Groupe Bruxelles Lambert SA	1,905	204,412
KBC Groep NV	4,209	366,054
Proximus	2,552	52,113
Sofina SA	259	103,120
Solvay SA Class A	1,249	150,491
UCB SA	2,130	211,946
Umicore SA	3,320	125,681
TOTAL BELGIUM		2,268,704
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	11,081	68,285
Hongkong Land Holdings Ltd.	19,530	105,773
Jardine Matheson Holdings Ltd.	3,675	217,056
TOTAL BERMUDA		391,114
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	28,880	76,288
Chow Tai Fook Jewellery Group Ltd.	33,600	59,034
CK Asset Holdings Ltd.	33,726	225,135
CK Hutchison Holdings Ltd.	45,056	320,228
ESR Cayman Ltd. (a)(b)	33,423	113,327
Futu Holdings Ltd. ADR (a)(c)	860	37,195
Melco Crown Entertainment Ltd. sponsored ADR (a)	3,686	38,924
Sands China Ltd. (a)	40,862	113,942
Sea Ltd. ADR (a)	2,320	348,719
SITC International Holdings Co. Ltd.	22,000	83,855
WH Group Ltd. (b)	139,577	93,378
Wharf Real Estate Investment Co. Ltd.	27,814	132,284
Xinyi Glass Holdings Ltd.	31,050	82,313
TOTAL CAYMAN ISLANDS		1,724,622
Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	54	180,914
Series B	96	344,846
Ambu A/S Series B	2,808	59,499
Carlsberg A/S Series B	1,691	273,825
Chr. Hansen Holding A/S	1,776	142,427
Coloplast A/S Series B	1,999	290,699
Danske Bank A/S	11,609	225,345
Demant A/S (a)	1,808	79,992
DSV A/S	3,434	697,723
Genmab A/S (a)	1,106	376,626
GN Store Nord A/S	2,094	126,716
Novo Nordisk A/S Series B	28,340	2,818,932
Novozymes A/S Series B	3,458	237,383
ORSTED A/S (b)	3,185	339,346
Pandora A/S	1,684	183,118
Rockwool International A/S Series B	140	53,621
Tryg A/S	6,062	143,644
Vestas Wind Systems A/S	16,998	459,973
TOTAL DENMARK		7,034,629
Finland - 1.2%
Elisa Corp. (A Shares)	2,398	140,863
Fortum Corp.	7,479	203,576
Kesko Oyj	4,603	145,377
Kone OYJ (B Shares)	5,723	370,645
Neste Oyj	7,124	321,289
Nokia Corp. (a)	90,744	541,163
Nordea Bank ABP	54,520	647,572
Orion Oyj (B Shares)	1,776	72,217
Sampo Oyj (A Shares)	8,392	416,519
Stora Enso Oyj (R Shares)	9,792	199,336
UPM-Kymmene Corp.	8,981	327,326
Wartsila Corp.	7,961	98,290
TOTAL FINLAND		3,484,173
France - 10.5%
Accor SA (a)	2,853	104,852
Aeroports de Paris SA (a)	497	67,443
Air Liquide SA	7,973	1,363,856
Alstom SA	5,344	173,251
Amundi SA (b)	1,019	79,213
Arkema SA	1,034	152,896
AXA SA	32,566	1,031,397
bioMerieux SA	694	81,380
BNP Paribas SA	18,930	1,351,402
Bollore SA	14,804	79,797
Bouygues SA	3,855	135,954
Bureau Veritas SA	4,957	141,831
Capgemini SA	2,699	606,779
Carrefour SA	10,617	202,058
CNP Assurances	2,875	70,769
Compagnie de St. Gobain	8,515	576,189
Compagnie Generale des Etablissements Michelin SCA Series B	2,851	477,040
Covivio	871	72,736
Credit Agricole SA	20,817	313,180
Danone SA	10,997	685,675
Dassault Aviation SA	421	50,033
Dassault Systemes SA	11,191	541,179
Edenred SA	4,205	180,615
EDF SA (c)	7,934	76,311
Eiffage SA	1,404	147,523
ENGIE	30,743	472,883
EssilorLuxottica SA	4,833	914,333
Eurazeo SA	661	52,522
Faurecia SA	1,964	85,235
Gecina SA	769	104,347
Getlink SE	7,392	116,608
Hermes International SCA	533	800,256
Ipsen SA	633	61,591
Kering SA	1,262	942,418
Klepierre SA	3,406	90,594
L'Oreal SA	4,224	1,804,268
La Francaise des Jeux SAEM (b)	1,598	66,163
Legrand SA	4,503	458,284
LVMH Moet Hennessy Louis Vuitton SE	4,672	3,837,475
Orange SA	33,595	394,656
Orpea	893	39,206
Pernod Ricard SA	3,527	754,423
Publicis Groupe SA	3,844	260,473
Remy Cointreau SA	380	79,243
Renault SA (a)	3,237	128,646
Safran SA	5,753	696,511
Sanofi SA	19,137	2,001,004
Sartorius Stedim Biotech	466	204,346
Schneider Electric SA	9,098	1,541,159
SEB SA	464	70,421
Societe Generale Series A	13,642	506,395
Sodexo SA	1,490	138,575
Teleperformance	989	372,447
Thales SA	1,799	165,953
Total SA	42,218	2,400,830
Ubisoft Entertainment SA (a)	1,552	89,061
Valeo SA	3,860	108,036
Veolia Environnement SA	11,033	398,565
VINCI SA	9,053	992,268
Vivendi SA	13,067	171,248
Wendel SA	448	48,660
Worldline SA (a)(b)	4,014	194,559
TOTAL FRANCE		30,327,021
Germany - 8.1%
adidas AG	3,205	879,508
Allianz SE	6,938	1,781,350
BASF AG	15,457	1,183,835
Bayer AG	16,535	1,004,565
Bayerische Motoren Werke AG (BMW)	5,585	591,133
Bechtle AG	1,371	82,318
Beiersdorf AG	1,699	168,989
Brenntag SE	2,603	223,015
Carl Zeiss Meditec AG	676	108,715
Commerzbank AG (a)	16,868	145,660
Continental AG (a)	1,852	179,552
Covestro AG (b)	3,254	195,217
Daimler AG (Germany)	14,403	1,149,269
Daimler Truck Holding AG (a)	6,926	245,877
Delivery Hero AG (a)(b)	2,728	210,574
Deutsche Bank AG (a)	34,786	484,344
Deutsche Borse AG	3,198	568,452
Deutsche Lufthansa AG (a)	10,018	77,898
Deutsche Post AG	16,684	1,004,053
Deutsche Telekom AG	56,101	1,059,130
E.ON AG	37,781	521,094
Evonik Industries AG	3,528	115,096
Fresenius Medical Care AG & Co. KGaA	3,452	234,713
Fresenius SE & Co. KGaA	7,049	290,985
GEA Group AG	2,578	121,798
Hannover Reuck SE	1,015	204,768
HeidelbergCement AG	2,508	174,528
HelloFresh AG (a)	2,781	185,161
Henkel AG & Co. KGaA	1,700	134,319
Infineon Technologies AG	22,004	913,777
KION Group AG	1,211	111,961
Knorr-Bremse AG	1,222	123,898
Lanxess AG	1,391	84,691
LEG Immobilien AG	1,226	162,640
Merck KGaA	2,175	476,974
MTU Aero Engines AG	899	191,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,358	746,507
Nemetschek Se	967	89,382
Puma AG	1,780	190,375
Rational AG	86	72,095
RWE AG	10,814	456,159
SAP SE	17,574	2,204,855
Scout24 AG (b)	1,463	87,406
Siemens AG	12,875	2,044,179
Siemens Healthineers AG (b)	4,745	304,924
Symrise AG	2,166	258,836
Telefonica Deutschland Holding AG	17,413	49,989
Uniper SE	1,534	69,413
United Internet AG	1,625	63,727
Volkswagen AG	547	158,399
Vonovia SE	12,415	707,106
Zalando SE (a)(b)	3,744	297,153
TOTAL GERMANY		23,191,659
Hong Kong - 2.2%
AIA Group Ltd.	203,645	2,126,016
BOC Hong Kong (Holdings) Ltd.	62,210	240,214
CLP Holdings Ltd.	27,736	277,568
Galaxy Entertainment Group Ltd. (a)	36,635	212,163
Hang Lung Properties Ltd.	34,400	73,596
Hang Seng Bank Ltd.	12,876	254,917
Henderson Land Development Co. Ltd.	24,140	105,569
Hong Kong & China Gas Co. Ltd.	188,697	290,831
Hong Kong Exchanges and Clearing Ltd.	20,267	1,156,754
Link (REIT)	35,208	302,279
MTR Corp. Ltd.	26,111	141,334
New World Development Co. Ltd.	25,305	103,303
Power Assets Holdings Ltd.	23,303	143,188
Sino Land Ltd.	56,258	72,893
Sun Hung Kai Properties Ltd.	21,680	264,507
Swire Pacific Ltd. (A Shares)	8,356	50,621
Swire Properties Ltd.	19,565	52,155
Techtronic Industries Co. Ltd.	23,292	384,320
TOTAL HONG KONG		6,252,228
Ireland - 0.8%
CRH PLC	13,109	657,946
DCC PLC (United Kingdom)	1,662	139,747
Flutter Entertainment PLC (Ireland) (a)	2,805	426,763
James Hardie Industries PLC CDI	7,499	252,381
Kerry Group PLC Class A	2,679	337,548
Kingspan Group PLC (Ireland)	2,592	249,498
Smurfit Kappa Group PLC	4,138	218,096
TOTAL IRELAND		2,281,979
Isle of Man - 0.1%
Entain PLC (a)	9,859	213,441
Israel - 0.7%
Azrieli Group	710	63,881
Bank Hapoalim BM (Reg.)	19,142	197,564
Bank Leumi le-Israel BM	24,474	260,946
Check Point Software Technologies Ltd. (a)	1,789	216,487
CyberArk Software Ltd. (a)	665	91,205
Elbit Systems Ltd. (Israel)	443	73,600
Icl Group Ltd.	11,898	106,749
InMode Ltd. (a)	832	40,127
Israel Discount Bank Ltd. (Class A)	19,637	130,897
Kornit Digital Ltd. (a)	775	81,422
Mizrahi Tefahot Bank Ltd.	2,358	90,658
NICE Systems Ltd. (a)	1,063	271,006
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	18,564	156,495
Wix.com Ltd. (a)	943	123,882
TOTAL ISRAEL		1,904,919
Italy - 1.8%
Amplifon SpA	2,082	88,498
Assicurazioni Generali SpA	18,626	391,980
Atlantia SpA (a)	8,352	154,974
DiaSorin SpA	420	64,748
Enel SpA	136,889	1,053,580
Eni SpA	42,486	638,190
FinecoBank SpA	10,281	172,847
Infrastrutture Wireless Italiane SpA (b)	5,619	60,586
Intesa Sanpaolo SpA	277,927	825,955
Mediobanca SpA	10,446	119,676
Moncler SpA	3,457	221,869
Nexi SpA (a)(b)	7,882	115,294
Poste Italiane SpA (b)	8,793	118,025
Prysmian SpA	4,296	144,868
Recordati SpA	1,752	98,148
Snam Rete Gas SpA	33,964	190,323
Telecom Italia SpA	166,808	78,613
Terna - Rete Elettrica Naziona	23,689	186,134
UniCredit SpA	35,872	570,128
TOTAL ITALY		5,294,436
Japan - 21.8%
Advantest Corp.	3,333	283,680
AEON Co. Ltd.	10,991	250,454
AGC, Inc.	3,194	146,590
Aisin Seiki Co. Ltd.	2,474	89,838
Ajinomoto Co., Inc.	7,883	219,947
Ana Holdings, Inc. (a)	2,763	58,348
Asahi Group Holdings	7,662	312,768
ASAHI INTECC Co. Ltd.	3,726	63,569
Asahi Kasei Corp.	21,093	208,355
Astellas Pharma, Inc.	31,313	505,410
Azbil Corp.	2,107	82,758
Bandai Namco Holdings, Inc.	3,337	234,552
Benefit One, Inc.	1,300	39,537
Bridgestone Corp.	9,584	419,695
Brother Industries Ltd.	3,974	73,185
Canon, Inc.	16,871	399,012
Capcom Co. Ltd.	2,994	72,277
Central Japan Railway Co.	2,440	320,154
Chiba Bank Ltd.	8,905	57,568
Chubu Electric Power Co., Inc.	10,895	109,123
Chugai Pharmaceutical Co. Ltd.	11,322	367,736
Concordia Financial Group Ltd.	18,226	74,897
Cosmos Pharmaceutical Corp.	334	41,712
CyberAgent, Inc.	6,772	78,963
Dai Nippon Printing Co. Ltd.	3,705	88,939
Dai-ichi Mutual Life Insurance Co.	16,911	380,657
Daifuku Co. Ltd.	1,670	115,939
Daiichi Sankyo Kabushiki Kaisha	29,446	661,652
Daikin Industries Ltd.	4,217	885,335
Daito Trust Construction Co. Ltd.	1,109	127,165
Daiwa House Industry Co. Ltd.	9,550	278,699
Daiwa House REIT Investment Corp.	37	110,222
Daiwa Securities Group, Inc.	24,356	146,762
DENSO Corp.	7,322	546,468
Dentsu Group, Inc.	3,663	126,856
Disco Corp.	448	123,179
East Japan Railway Co.	5,102	291,339
Eisai Co. Ltd.	4,021	201,392
ENEOS Holdings, Inc.	51,714	205,958
FANUC Corp.	3,221	636,947
Fast Retailing Co. Ltd.	997	586,699
Fuji Electric Co. Ltd.	2,111	112,825
FUJIFILM Holdings Corp.	6,100	408,920
Fujitsu Ltd.	3,328	439,956
GLP J-REIT	71	114,283
GMO Payment Gateway, Inc.	669	58,706
Hakuhodo DY Holdings, Inc.	3,880	59,433
Hamamatsu Photonics K.K.	2,341	119,769
Hankyu Hanshin Holdings, Inc.	3,875	112,846
Hikari Tsushin, Inc.	390	46,825
Hino Motors Ltd.	4,779	41,541
Hirose Electric Co. Ltd.	553	82,429
Hitachi Construction Machinery Co. Ltd.	1,783	45,337
Hitachi Ltd.	16,325	848,509
Hitachi Metals Ltd. (a)	3,647	65,765
Honda Motor Co. Ltd.	27,438	808,125
Hoshizaki Corp.	884	65,323
Hoya Corp.	6,228	807,574
Hulic Co. Ltd.	6,300	60,894
Ibiden Co. Ltd.	1,777	99,299
Idemitsu Kosan Co. Ltd.	3,507	89,855
Iida Group Holdings Co. Ltd.	2,537	52,781
INPEX Corp.	17,210	173,984
Isuzu Motors Ltd.	9,826	120,369
ITO EN Ltd.	889	47,885
Itochu Corp.	19,950	640,923
ITOCHU Techno-Solutions Corp.	1,565	42,693
Japan Airlines Co. Ltd. (a)	2,437	46,127
Japan Exchange Group, Inc.	8,563	176,148
Japan Post Bank Co. Ltd.	6,762	66,523
Japan Post Holdings Co. Ltd.	41,203	351,690
Japan Post Insurance Co. Ltd.	3,367	59,036
Japan Real Estate Investment Corp.	21	115,478
Japan Retail Fund Investment Corp.	117	98,597
Japan Tobacco, Inc.	20,208	403,450
JFE Holdings, Inc.	8,220	105,601
JSR Corp.	3,441	114,063
Kajima Corp.	7,554	91,234
Kakaku.com, Inc.	2,324	48,134
Kansai Electric Power Co., Inc.	11,780	111,193
Kansai Paint Co. Ltd.	2,991	62,087
Kao Corp.	8,006	400,072
KDDI Corp.	27,100	865,810
Keio Corp.	1,673	75,253
Keisei Electric Railway Co.	2,219	62,623
Keyence Corp.	3,305	1,695,209
Kikkoman Corp.	2,442	184,586
Kintetsu Group Holdings Co. Ltd. (a)	2,887	83,883
Kirin Holdings Co. Ltd.	13,874	222,374
Kobayashi Pharmaceutical Co. Ltd.	881	68,606
Kobe Bussan Co. Ltd.	2,305	71,753
Koei Tecmo Holdings Co. Ltd.	948	34,295
Koito Manufacturing Co. Ltd.	1,772	88,973
Komatsu Ltd.	14,768	371,104
Konami Holdings Corp.	1,555	83,830
Kose Corp.	556	50,835
Kubota Corp.	17,243	369,785
Kurita Water Industries Ltd.	1,665	67,705
Kyocera Corp.	5,438	335,369
Kyowa Hakko Kirin Co., Ltd.	4,547	113,333
Lasertec Corp.	1,225	274,813
Lawson, Inc.	785	34,406
Lion Corp.	3,777	49,350
LIXIL Group Corp.	4,443	101,701
M3, Inc.	7,438	285,966
Makita Corp.	3,773	141,199
Marubeni Corp.	26,372	271,366
Mazda Motor Corp. (a)	9,572	73,740
McDonald's Holdings Co. (Japan) Ltd.	1,314	57,383
Medipal Holdings Corp.	3,096	55,713
Meiji Holdings Co. Ltd.	2,091	130,440
Mercari, Inc. (a)	1,743	65,826
Minebea Mitsumi, Inc.	6,111	149,540
Misumi Group, Inc.	4,767	154,650
Mitsubishi Chemical Holdings Corp.	21,547	169,019
Mitsubishi Corp.	21,235	720,980
Mitsubishi Electric Corp.	30,756	385,170
Mitsubishi Estate Co. Ltd.	19,884	286,378
Mitsubishi Gas Chemical Co., Inc.	2,670	51,145
Mitsubishi Heavy Industries Ltd.	5,412	146,987
Mitsubishi UFJ Financial Group, Inc.	205,721	1,246,933
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,078	57,214
Mitsui & Co. Ltd.	26,229	654,030
Mitsui Chemicals, Inc.	3,110	83,176
Mitsui Fudosan Co. Ltd.	15,441	331,014
Miura Co. Ltd.	1,450	42,811
Mizuho Financial Group, Inc.	40,599	549,954
MonotaRO Co. Ltd.	4,122	67,728
MS&AD Insurance Group Holdings, Inc.	7,443	255,292
Murata Manufacturing Co. Ltd.	9,661	726,346
NEC Corp.	4,135	161,320
Nexon Co. Ltd.	8,314	156,732
NGK Insulators Ltd.	4,241	71,663
Nidec Corp.	7,549	669,067
Nihon M&A Center Holdings, Inc.	4,996	78,653
Nintendo Co. Ltd.	1,887	924,709
Nippon Building Fund, Inc.	25	144,779
Nippon Express Holdings, Inc.	1,323	78,406
Nippon Paint Holdings Co. Ltd.	14,005	112,004
Nippon Prologis REIT, Inc.	35	109,208
Nippon Sanso Holdings Corp.	2,550	50,640
Nippon Shinyaku Co. Ltd.	775	50,662
Nippon Steel & Sumitomo Metal Corp.	14,382	235,067
Nippon Telegraph & Telephone Corp.	21,645	619,431
Nippon Yusen KK	2,755	215,974
Nissan Chemical Corp.	2,007	108,896
Nissan Motor Co. Ltd. (a)	39,064	206,750
Nisshin Seifun Group, Inc.	3,320	46,620
Nissin Food Holdings Co. Ltd.	1,106	78,452
Nitori Holdings Co. Ltd.	1,335	191,256
Nitto Denko Corp.	2,363	183,982
Nomura Holdings, Inc.	51,685	228,321
Nomura Real Estate Holdings, Inc.	1,993	46,670
Nomura Real Estate Master Fund, Inc.	71	98,508
Nomura Research Institute Ltd.	5,639	197,398
NTT Data Corp.	10,645	204,073
Obayashi Corp.	10,893	88,257
OBIC Co. Ltd.	1,216	200,910
Odakyu Electric Railway Co. Ltd.	4,993	88,230
Oji Holdings Corp.	13,555	72,154
Olympus Corp.	18,553	415,161
OMRON Corp.	3,111	227,444
Ono Pharmaceutical Co. Ltd.	6,221	150,870
Open House Group Co. Ltd.	1,400	72,483
Oracle Corp. Japan	664	49,661
Oriental Land Co. Ltd.	3,334	580,394
ORIX Corp.	20,504	422,939
ORIX JREIT, Inc.	44	63,142
Osaka Gas Co. Ltd.	6,236	106,052
Otsuka Corp.	1,875	76,082
Otsuka Holdings Co. Ltd.	6,554	223,605
Pan Pacific International Holdings Ltd.	6,894	92,785
Panasonic Corp.	37,209	409,653
Persol Holdings Co. Ltd.	3,000	77,447
Pola Orbis Holdings, Inc.	1,548	23,072
Rakuten Group, Inc.	14,646	127,060
Recruit Holdings Co. Ltd.	22,873	1,130,581
Renesas Electronics Corp. (a)	21,203	243,343
Resona Holdings, Inc.	34,677	149,022
Ricoh Co. Ltd.	11,225	94,789
Rinnai Corp.	562	50,189
ROHM Co. Ltd.	1,446	121,807
Ryohin Keikaku Co. Ltd.	4,204	60,367
Santen Pharmaceutical Co. Ltd.	6,009	68,227
SBI Holdings, Inc. Japan	4,097	105,685
SCSK Corp.	2,658	44,977
Secom Co. Ltd.	3,549	249,900
Seiko Epson Corp.	4,644	72,337
Sekisui Chemical Co. Ltd.	6,298	110,114
Sekisui House Ltd.	10,334	209,369
Seven & i Holdings Co. Ltd.	12,659	643,820
SG Holdings Co. Ltd.	5,437	115,418
Sharp Corp.	3,560	39,573
Shimadzu Corp.	3,974	143,389
SHIMANO, Inc.	1,224	274,472
SHIMIZU Corp.	9,223	61,411
Shin-Etsu Chemical Co. Ltd.	5,994	1,002,853
Shionogi & Co. Ltd.	4,441	253,104
Shiseido Co. Ltd.	6,769	341,455
Shizuoka Bank Ltd.	7,499	58,923
SMC Corp.	996	555,531
SoftBank Corp.	48,313	605,646
SoftBank Group Corp.	20,324	900,344
Sohgo Security Services Co., Ltd.	1,221	44,283
Sompo Holdings, Inc.	5,359	250,766
Sony Group Corp.	21,213	2,373,066
Square Enix Holdings Co. Ltd.	1,455	71,350
Stanley Electric Co. Ltd.	2,211	51,681
Subaru Corp.	10,328	187,984
Sumco Corp.	5,649	104,145
Sumitomo Chemical Co. Ltd.	25,126	126,712
Sumitomo Corp.	18,975	293,266
Sumitomo Dainippon Pharma Co., Ltd.	3,035	33,034
Sumitomo Electric Industries Ltd.	12,744	168,966
Sumitomo Metal Mining Co. Ltd.	4,186	193,350
Sumitomo Mitsui Financial Group, Inc.	21,987	791,993
Sumitomo Mitsui Trust Holdings, Inc.	5,655	195,557
Sumitomo Realty & Development Co. Ltd.	5,222	161,570
Suntory Beverage & Food Ltd.	2,332	89,546
Suzuki Motor Corp.	6,218	264,726
Sysmex Corp.	2,780	264,631
T&D Holdings, Inc.	9,096	134,424
Taisei Corp.	3,216	105,424
Taisho Pharmaceutical Holdings Co. Ltd.	614	30,155
Takeda Pharmaceutical Co. Ltd.	26,578	770,315
TDK Corp.	6,551	236,589
Terumo Corp.	10,880	397,162
TIS, Inc.	3,772	99,206
Tobu Railway Co. Ltd.	3,215	75,306
Toho Co. Ltd.	1,890	73,214
Tokio Marine Holdings, Inc.	10,556	629,916
Tokyo Century Corp.	573	28,277
Tokyo Electric Power Co., Inc. (a)	25,725	68,538
Tokyo Electron Ltd.	2,550	1,247,290
Tokyo Gas Co. Ltd.	6,315	127,511
Tokyu Corp.	8,417	111,844
Toppan, Inc.	4,438	84,420
Toray Industries, Inc.	23,402	147,896
Toshiba Corp.	6,844	283,410
Tosoh Corp.	4,327	67,702
Toto Ltd.	2,335	100,500
Toyo Suisan Kaisha Ltd.	1,447	59,288
Toyota Industries Corp.	2,441	190,419
Toyota Motor Corp.	178,490	3,527,530
Toyota Tsusho Corp.	3,557	144,249
Trend Micro, Inc.	2,220	117,777
Tsuruha Holdings, Inc.	660	53,159
Unicharm Corp.	6,774	261,771
USS Co. Ltd.	3,668	59,864
Welcia Holdings Co. Ltd.	1,555	41,997
West Japan Railway Co.	3,570	149,596
Yakult Honsha Co. Ltd.	2,114	107,183
Yamaha Corp.	2,223	101,269
Yamaha Motor Co. Ltd.	4,972	118,401
Yamato Holdings Co. Ltd.	4,912	104,597
Yaskawa Electric Corp.	3,998	167,398
Yokogawa Electric Corp.	3,879	63,559
Z Holdings Corp.	45,117	229,134
ZOZO, Inc.	2,082	55,480
TOTAL JAPAN		62,887,898
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	11,300	335,656
Aroundtown SA	16,768	103,568
Eurofins Scientific SA	2,248	225,706
InPost SA	3,358	27,261
Tenaris SA	7,922	96,703
TOTAL LUXEMBOURG		788,894
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	44,754	44,558
HKT Trust/HKT Ltd. unit	63,292	86,368
TOTAL MULTI-NATIONAL		130,926
Netherlands - 5.8%
ABN AMRO Group NV GDR (b)	7,113	114,157
Adyen BV (a)(b)	333	677,621
AEGON NV	30,081	169,702
Airbus Group NV (a)	9,922	1,266,972
Akzo Nobel NV	3,155	326,567
Argenx SE (a)	772	206,581
ASM International NV (Netherlands)	790	271,429
ASML Holding NV (Netherlands)	6,957	4,711,937
CNH Industrial NV	17,226	262,560
Davide Campari Milano NV	8,789	110,348
Euronext NV (b)	1,443	139,123
EXOR NV	1,826	153,112
Ferrari NV	2,122	489,063
Heineken Holding NV	1,940	170,084
Heineken NV (Bearer)	4,362	467,810
IMCD NV	959	164,967
ING Groep NV (Certificaten Van Aandelen)	65,684	971,408
JDE Peet's BV	1,683	50,396
Just Eat Takeaway.com NV (a)(b)	3,037	149,970
Koninklijke Ahold Delhaize NV	17,602	570,738
Koninklijke DSM NV	2,941	551,321
Koninklijke KPN NV	56,623	186,771
Koninklijke Philips Electronics NV	15,440	513,585
NN Group NV	4,544	254,292
Prosus NV	15,705	1,306,591
QIAGEN NV (Germany) (a)	3,850	190,314
Randstad NV	2,014	131,018
Stellantis NV (Italy)	34,256	661,445
STMicroelectronics NV (France)	11,517	541,538
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,101	160,090
Universal Music Group NV	12,211	301,479
Wolters Kluwer NV	4,502	458,207
TOTAL NETHERLANDS		16,701,196
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	20,972	99,552
Fisher & Paykel Healthcare Corp.	9,726	178,944
Mercury Nz Ltd.	11,395	41,894
Meridian Energy Ltd.	21,445	61,817
Ryman Healthcare Group Ltd.	7,097	46,406
Spark New Zealand Ltd.	31,247	89,308
Xero Ltd. (a)	2,253	182,505
TOTAL NEW ZEALAND		700,426
Norway - 0.7%
Adevinta ASA Class B (a)	4,276	44,861
Aker BP ASA	2,113	73,214
DNB Bank ASA	15,660	372,711
Equinor ASA	16,451	453,518
Gjensidige Forsikring ASA	3,351	81,853
Mowi ASA	7,408	181,821
Norsk Hydro ASA	22,645	174,034
Orkla ASA	12,652	120,908
Schibsted ASA:
(A Shares)	1,220	36,142
(B Shares)	1,628	42,663
Telenor ASA	11,799	194,997
Yara International ASA	2,790	143,261
TOTAL NORWAY		1,919,983
Portugal - 0.2%
Energias de Portugal SA	46,806	239,605
Galp Energia SGPS SA Class B	8,405	92,676
Jeronimo Martins SGPS SA	4,769	114,604
TOTAL PORTUGAL		446,885
Singapore - 1.1%
Ascendas Real Estate Investment Trust	56,351	115,567
CapitaLand Investment Ltd. (a)	44,453	114,061
CapitaMall Trust	81,723	117,820
City Developments Ltd.	7,068	37,128
DBS Group Holdings Ltd.	30,498	801,087
Genting Singapore Ltd.	100,994	55,187
Keppel Corp. Ltd.	24,416	102,943
Mapletree Commercial Trust	36,077	48,290
Mapletree Logistics Trust (REIT)	52,068	65,529
Oversea-Chinese Banking Corp. Ltd.	57,028	530,832
Singapore Airlines Ltd. (a)	22,462	83,786
Singapore Exchange Ltd.	13,489	93,368
Singapore Technologies Engineering Ltd.	26,093	72,524
Singapore Telecommunications Ltd.	139,162	252,332
United Overseas Bank Ltd.	19,866	443,979
UOL Group Ltd.	7,944	43,080
Venture Corp. Ltd.	4,657	61,015
Wilmar International Ltd.	32,222	102,504
TOTAL SINGAPORE		3,141,032
Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	4,205	106,162
ACS Actividades de Construccion y Servicios SA rights (a)	4,109	2,058
Aena SME SA (a)(b)	1,263	204,079
Amadeus IT Holding SA Class A (a)	7,582	521,340
Banco Bilbao Vizcaya Argentaria SA	112,227	716,528
Banco Santander SA (Spain)	291,850	1,023,402
CaixaBank SA	74,648	240,171
Cellnex Telecom SA (b)	8,577	388,929
EDP Renovaveis SA	4,832	101,576
Enagas SA	4,173	90,229
Endesa SA	5,353	119,846
Ferrovial SA	8,177	227,227
Grifols SA	4,996	88,101
Iberdrola SA (a)	1,600	18,263
Iberdrola SA	96,457	1,105,886
Industria de Diseno Textil SA	18,365	556,999
Naturgy Energy Group SA	3,263	103,314
Red Electrica Corporacion SA	7,294	147,034
Repsol SA	24,451	310,714
Siemens Gamesa Renewable Energy SA (a)	4,003	86,616
Telefonica SA	88,712	413,537
TOTAL SPAIN		6,572,011
Sweden - 3.4%
Alfa Laval AB	5,300	179,040
ASSA ABLOY AB (B Shares)	16,873	462,018
Atlas Copco AB:
(A Shares)	11,268	666,909
(B Shares)	6,609	338,003
Boliden AB	4,605	186,468
Electrolux AB (B Shares)	3,776	78,568
Embracer Group AB (a)	9,383	94,143
Epiroc AB:
(A Shares)	11,005	234,837
(B Shares)	6,674	120,792
EQT AB	4,981	195,188
Ericsson (B Shares)	49,127	613,405
Essity AB (B Shares)	10,247	288,867
Evolution AB (b)	2,897	360,437
Fastighets AB Balder (a)	1,770	117,261
Getinge AB (B Shares)	3,851	150,557
H&M Hennes & Mauritz AB (B Shares)	12,299	244,884
Hexagon AB (B Shares)	33,172	447,426
Husqvarna AB (B Shares)	7,015	97,536
Industrivarden AB:
(A Shares)	2,266	71,633
(C Shares)	2,677	83,149
Investor AB:
(A Shares)	8,238	187,409
(B Shares)	30,837	669,531
Kinnevik AB (B Shares) (a)	4,079	121,916
L E Lundbergforetagen AB	1,272	64,995
Latour Investment AB (B Shares)	2,479	77,132
Lifco AB	3,903	91,487
Lundin Petroleum AB	3,370	137,051
Nibe Industrier AB (B Shares)	24,015	228,252
Sagax AB	2,696	78,697
Sandvik AB	19,004	500,462
Securitas AB (B Shares)	5,241	63,302
Sinch AB (a)(b)	8,740	89,855
Skandinaviska Enskilda Banken AB (A Shares)	27,395	354,131
Skanska AB (B Shares)	5,736	140,434
SKF AB (B Shares)	6,438	141,135
Svenska Cellulosa AB SCA (B Shares)	10,201	177,637
Svenska Handelsbanken AB (A Shares)	24,549	261,632
Swedbank AB (A Shares)	15,241	298,391
Swedish Match Co. AB	26,599	205,804
Tele2 AB (B Shares)	8,442	122,832
Telia Co. AB	44,788	176,527
Volvo AB:
(A Shares)	3,372	77,131
(B Shares)	24,060	542,948
TOTAL SWEDEN		9,839,812
Switzerland - 10.0%
ABB Ltd. (Reg.)	27,643	958,432
Adecco SA (Reg.)	2,612	124,418
Alcon, Inc. (Switzerland)	8,410	648,484
Bachem Holding AG (B Shares)	104	62,037
Baloise Holdings AG	782	136,988
Barry Callebaut AG	60	137,738
Clariant AG (Reg.)	3,610	76,514
Coca-Cola HBC AG	3,382	112,014
Compagnie Financiere Richemont SA Series A	8,785	1,276,758
Credit Suisse Group AG	44,624	424,170
Ems-Chemie Holding AG	118	119,355
Geberit AG (Reg.)	604	410,376
Givaudan SA	155	642,154
Holcim Ltd.	8,814	477,730
Julius Baer Group Ltd.	3,725	243,428
Kuehne & Nagel International AG	916	258,667
Lindt & Spruengli AG	2	230,472
Lindt & Spruengli AG (participation certificate)	17	197,291
Logitech International SA (Reg.)	2,917	245,114
Lonza Group AG	1,253	863,871
Nestle SA (Reg. S)	47,375	6,117,925
Novartis AG	36,872	3,203,792
Partners Group Holding AG	382	532,584
Roche Holding AG:
(Bearer)	537	221,135
(participation certificate)	11,825	4,576,268
Schindler Holding AG:
(participation certificate)	682	171,171
(Reg.)	343	86,049
SGS SA (Reg.)	101	288,009
Siemens Energy AG	6,731	151,399
Sika AG	2,386	834,800
Sonova Holding AG	921	328,097
Straumann Holding AG	174	288,333
Swatch Group AG (Bearer)	487	142,069
Swatch Group AG (Bearer) (Reg.)	883	49,567
Swiss Life Holding AG	531	341,757
Swiss Prime Site AG	1,279	126,463
Swiss Re Ltd.	5,075	552,961
Swisscom AG	436	249,207
Temenos Group AG	1,131	135,567
UBS Group AG	59,192	1,097,985
VAT Group AG (b)	455	185,552
Vifor Pharma AG	821	145,438
Zurich Insurance Group Ltd.	2,532	1,211,077
TOTAL SWITZERLAND		28,683,216
United Kingdom - 13.6%
3i Group PLC	16,387	305,188
Abrdn PLC	36,756	120,206
Admiral Group PLC	3,250	138,193
Anglo American PLC (United Kingdom)	21,748	958,772
Antofagasta PLC	6,641	120,809
Ashtead Group PLC	7,531	538,677
Associated British Foods PLC	6,000	158,376
AstraZeneca PLC (United Kingdom)	26,071	3,032,788
Auto Trader Group PLC (b)	16,153	146,373
Aveva Group PLC	2,016	79,999
Aviva PLC	65,830	388,661
BAE Systems PLC	54,120	423,530
Barclays PLC	284,880	764,282
Barratt Developments PLC	17,169	142,795
Berkeley Group Holdings PLC	1,884	107,520
BP PLC	338,635	1,755,458
British American Tobacco PLC (United Kingdom)	36,685	1,566,266
British Land Co. PLC	14,791	110,600
BT Group PLC	150,246	397,952
Bunzl PLC	5,679	212,718
Burberry Group PLC	6,817	172,940
Compass Group PLC	30,029	682,489
Croda International PLC	2,349	253,687
Diageo PLC	39,279	1,982,073
Evraz PLC	8,521	57,888
GlaxoSmithKline PLC	84,679	1,889,697
Halma PLC	6,395	216,750
Hargreaves Lansdown PLC	5,987	108,698
Hikma Pharmaceuticals PLC	2,908	81,695
HSBC Holdings PLC (United Kingdom)	343,745	2,446,552
Imperial Brands PLC	15,929	377,674
Informa PLC (a)	25,318	191,515
InterContinental Hotel Group PLC (a)	3,086	203,903
Intertek Group PLC	2,718	197,247
J Sainsbury PLC	29,448	115,717
JD Sports Fashion PLC	43,318	111,075
Johnson Matthey PLC	3,239	85,538
Kingfisher PLC	35,586	159,580
Land Securities Group PLC	11,879	127,586
Legal & General Group PLC	100,484	392,889
Lloyds Banking Group PLC	1,194,564	828,994
London Stock Exchange Group PLC	5,536	542,049
M&G PLC	43,820	128,249
Melrose Industries PLC	73,664	150,055
Mondi PLC	8,175	204,532
National Grid PLC	60,853	890,458
NatWest Group PLC	96,946	318,640
Next PLC	2,239	228,122
NMC Health PLC (a)	941	19
Ocado Group PLC (a)	8,218	167,447
Pearson PLC	12,723	106,230
Persimmon PLC	5,376	175,147
Phoenix Group Holdings PLC	11,779	105,451
Prudential PLC (a)	44,023	742,040
Reckitt Benckiser Group PLC	12,019	973,806
RELX PLC (London Stock Exchange)	32,541	1,000,974
Rentokil Initial PLC	31,299	219,179
Rio Tinto PLC	18,901	1,332,244
Rolls-Royce Holdings PLC (a)	140,867	220,806
Sage Group PLC	17,745	173,404
Schroders PLC	2,084	95,553
Segro PLC	20,214	356,368
Severn Trent PLC	4,211	163,489
Shell PLC	130,984	3,364,813
Smith & Nephew PLC	14,800	251,703
Smiths Group PLC	6,682	140,840
Spirax-Sarco Engineering PLC	1,242	223,878
SSE PLC	17,560	377,822
St. James's Place PLC	9,093	187,702
Standard Chartered PLC (United Kingdom)	44,302	322,641
Taylor Wimpey PLC	61,454	126,076
Tesco PLC	130,137	522,718
Unilever PLC	43,676	2,239,788
United Utilities Group PLC	11,478	165,580
Vodafone Group PLC	465,489	817,337
Whitbread PLC (a)	3,405	140,108
TOTAL UNITED KINGDOM		39,328,618
United States of America - 0.1%
Coca-Cola European Partners PLC	3,453	197,339
Fiverr International Ltd. (a)(c)	490	41,802
TOTAL UNITED STATES OF AMERICA		239,141
TOTAL COMMON STOCKS (Cost $250,877,356)		277,905,632

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	952	82,392
Fuchs Petrolub AG	1,164	50,302
Henkel AG & Co. KGaA	3,048	249,291
Porsche Automobil Holding SE (Germany)	2,578	241,427
Sartorius AG (non-vtg.)	441	238,086
Volkswagen AG	3,122	650,226

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,356,779)		1,511,724

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	5,511,898	5,513,000
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	62,224	62,230
TOTAL MONEY MARKET FUNDS (Cost $5,575,230)		5,575,230

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $257,809,365)	284,992,586
NET OTHER ASSETS (LIABILITIES) - 1.1% (f)	3,244,384
NET ASSETS - 100.0%	288,236,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	79	Mar 2022	8,829,435	136,633	136,633

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,807,549 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $555,099 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	4,835,293	32,804,855	32,127,148	1,741	-	-	5,513,000	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	410,825	568,119	916,714	600	-	-	62,230	0.0%
Total	5,246,118	33,372,974	33,043,862	2,341	-	-	5,575,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.